Provisions (Details) £ in Millions	12 Months Ended
Dec. 31, 2020 GBP (£)
Disclosure of other provisions [line items]
Provisions, Beginning balance	£ 951
Additions	793
Amounts utilised	(289)
Unused amounts reversed	(168)
Exchange and other movements	(79)
Provisions, Ending balance	1,208
Onerous contracts [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance	20
Additions	3
Amounts utilised	(4)
Unused amounts reversed	(13)
Exchange and other movements	0
Provisions, Ending balance	6
Redundancy and restructuring [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance	63
Additions	66
Amounts utilised	(54)
Unused amounts reversed	(26)
Exchange and other movements	(5)
Provisions, Ending balance	44
Undrawn contractually committed facilities and guarantees [member] | IFRSs 9 [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance	252
Additions	575
Amounts utilised	0
Unused amounts reversed	(28)
Exchange and other movements	(30)
Provisions, Ending balance	769
Customer redress [Member]
Disclosure of other provisions [line items]
Provisions, Beginning balance	71
Additions	29
Amounts utilised	(16)
Unused amounts reversed	(10)
Exchange and other movements	(30)
Provisions, Ending balance	44
Legal, competition and regulatory matters [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance	374
Additions	63
Amounts utilised	(162)
Unused amounts reversed	(45)
Exchange and other movements	(8)
Provisions, Ending balance	222
Sundry provisions [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance	171
Additions	57
Amounts utilised	(53)
Unused amounts reversed	(46)
Exchange and other movements	(6)
Provisions, Ending balance	£ 123